UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, California  94105
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

New Perspective Fund

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Semi-annual report for the six months ended March 31, 2008

New Perspective Fund® seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–0.39%	18.14%	8.93%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.74%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased it to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 20 to 23 for details.

Results for other share classes can be found on page 4.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

[photo of a bee on a flower - another flower nearby]

Fellow shareholders:

For the six months ended March 31, 2008, shares of New Perspective Fund fell 7.3%, a figure that assumes reinvestment of the 67.5 cents-a-share dividend and the approximately $2.27 per share capital gain distribution paid in December 2007.

While into negative territory, the fund fared significantly better than its two primary benchmarks. The unmanaged MSCI World Index, a measure of stock markets in 23 countries, declined 11.1%, as did the Lipper Global Funds Average, a measure of New Perspective’s global fund peers.

The fund’s 12-month advantage was even more pronounced, as New Perspective gained 5.7% while the MSCI World Index and Lipper average lost 2.8% and 2.0%, respectively. Results for the other extended periods shown in the table below demonstrate the fund’s consistency, as well as its advantage over both benchmarks.

Results at a glance (For periods ended March 31, 2008, with all distributions reinvested)

	Cumulative total returns		Average annual total returns

					Lifetime
	Six months	1 year	5 years	10 years	(since 3/13/73)

New Perspective Fund
(Class A shares)	–7.3%	5.7%	19.5%	9.6%	13.6%
MSCI indexes*:
World Index	–11.1	–2.8	16.5	5.0	10.2
USA Index	–12.2	–4.8	11.6	3.4	10.5
Lipper Global Funds Average†	–11.1	–2.0	16.5	5.5	12.4

*The indexes are unmanaged.
† Source: Lipper. Averages are based on total return and do not reflect the effects of sales charges. New Perspective’s returns do not include sales charges.

U.S. credit troubles go global

Most stock markets around the globe declined during the six months as deteriorating credit conditions and simultaneous economic slowdowns in the United States, Europe and Japan heightened concern over the health of the world economy.

The U.S. market fell 12.2%* for the period, as investors reacted to fallout from the subprime mortgage crisis and pervasive uncertainty in the bond market, as well as declining corporate profits and harbingers of recession. Despite unprecedented action by the Federal Reserve, credit concerns lingered, peaking in mid-March when Bear Stearns — once the fifth-largest U.S. securities firm — was pushed to the brink of insolvency.

*Unless otherwise indicated, country and region returns are based on MSCI indexes and measured in U.S. dollars with gross dividends reinvested.

Elsewhere in the Americas, Canadian stocks were down 6.0%, while Brazil’s market posted a 7.6% gain. Brazil’s gain underscores the fact that the global credit crisis has thus far left many developing markets relatively unscathed.

Conditions in Europe mirrored those in the U.S., with the deepening credit crisis, lowered expectations for corporate profit and threat of an economic downturn all contributing to a six-month drop of 8.9%.

In Japan, the prospect of an already sluggish local economy encountering a global slowdown discouraged investors. Markets slid 13.3% as a result.

Throughout the Pacific Basin, most markets fell. South Korean (–16.7%) and Australian (–14.9%) stocks dipped sharply. By comparison, Taiwan (–2.8%) experienced a more modest decline.

Currency translation boosted results for U.S.-based investors in stocks of companies domiciled outside the U.S. The dollar continued its pattern of weakening against many of the major currencies including the euro, the yen and the Swiss franc, though it strengthened against the Canadian dollar.

Large holdings strengthen results

As might be expected in an environment where virtually no sector was spared, 165 of the fund’s 224 holdings declined in price during the period. Yet as was the case when we reported to you last fall, the fund’s relative success was largely a function of solid stock selection among bigger holdings. In fact, six of New Perspective’s 10 largest investments posted gains. Leading the way were Brazilian energy producer Petrobras (+34.3%), pharmaceutical manufacturer Novo Nordisk (+13.4%), Barrick Gold (+7.9%) and Yahoo! (+7.8%). Drug producers Roche (+3.8%) and Bayer (+0.6%) also edged into positive territory. On the negative side of the ledger, shares of the fund’s largest holding, Microsoft (–3.7%), were down slightly, while General Electric (–10.6%), Nokia (–16.3%) and Cisco (–27.2%) — a position we built throughout the period — lost considerable ground.

Among other large positions outside the top 10, positive contributors included chemical producer Potash (+46.8%), Banco Santander (+2.5%) and consumer products giant Altria Group (+3.2%). Less favorable holdings included cellular telecommunications provider Vodafone (–17.0%), Google
(–22.4%) and industrial conglomerate Siemens (–21.1%).

Difficult conditions for financials

Not surprisingly, the biggest detractors from results could be found among New Perspective’s financial holdings, which suffered from the spate of difficulties in the credit markets. Hardest hit was Citigroup, whose 54.1% decline was due largely to its significant exposure to subprime mortgages. Other sizable fund positions that declined in value were ING (–15.8%), Bank of America (–24.6%) and Japan’s Mizuho Group (–35.5%).

Anticipating challenges within the sector, the fund’s investment professionals have steadily trimmed financials, especially in our holdings outside the U.S., over the past year. As of March 31, 2008, financials made up 8.4% of the fund’s portfolio, down from 15.1% one year ago. That said, there have been exceptions as falling share prices did create opportunity to up our stakes in Citigroup, Bank of America and JPMorgan Chase which, notwithstanding the present difficulty, we believe are solid long-term investment opportunities.

Looking ahead

Though the actions of central banks such as the Federal Reserve have helped steady markets, those measures may have masked the full scope of the challenges facing the global economy and investors. As a result, we are generally cautious.

Mindful of the uncertainty and volatility in the market, we have been particularly patient and selective in reinvesting the proceeds from fund holdings we have sold or trimmed. This fact is evident in the fund’s cash position, which has risen from 4.7% to 11.8% in the past year. In addition to helping blunt the impact of market tremors on fund shareholders, this cash gives us significant opportunity to invest in companies that we believe are on the mend or have been unfairly devalued amid the broad-based market downturn.

We thank you for your continuing commitment to New Perspective Fund.

Sincerely,

/s/ Gina H. Despres
Gina H. Despres
Vice Chairman of the Board

/s/ Robert W. Lovelace
Robert W. Lovelace
President

May 5, 2008

For current information about the fund, visit americanfunds.com.

Other share class results

Class B, Class C, Class F and Class 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2008:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	0.00%	18.43%	4.92%
Not reflecting CDSC	4.86	18.63	4.92

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	3.83	18.56	8.09
Not reflecting CDSC	4.80	18.56	8.09

Class F shares* — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	5.65	19.51	8.96

Class 529-A shares† — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–0.50	18.05	10.27
Not reflecting maximum sales charge	5.57	19.46	11.34

Class 529-B shares† — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–0.12	18.25	10.40
Not reflecting CDSC	4.73	18.46	10.40

Class 529-C shares† — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	3.76	18.46	10.41
Not reflecting CDSC	4.73	18.46	10.41

Class 529-E shares*† — first sold 3/1/02	5.26	19.08	10.69

Class 529-F shares*† — first sold 9/17/02
Not reflecting annual asset-based fee charged by
sponsoring firm	5.80	19.56	16.34

*These shares are sold without any initial or contingent deferred sales charge.
†Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 20 to 23 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, March 31, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Percent
of net
Industry sector diversification	assets

Information technology	19.15%
Industrials	9.44
Energy	8.47
Financials	8.42
Materials	8.36
Other industries	34.41
Short-term securities & other assets less liabilities	11.75
[end pie chart]

Country diversification	(percent of net assets)
United States	30.0%
Euro zone *	21.9
Japan	6.0
United Kingdom	5.9
Switzerland	4.1
Canada	3.8
Taiwan	2.3
Australia	2.2
Other countries	12.0
Short-term securities & other assets less liabilities	11.8

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

	Shares	Market value (000)	Percent of net assets

Common stocks - 88.25%

Information technology - 19.15%
Microsoft Corp.	50,855,000	$1,443,265	2.56
Cisco Systems, Inc. (1)	45,394,700	1,093,558	1.94
Yahoo! Inc. (1)	28,509,000	824,765	1.46
Nokia Corp. (2)	18,975,416	603,809
Nokia Corp. (ADR)	6,244,634	198,767	1.43
Samsung Electronics Co., Ltd. (2)	1,219,450	775,144	1.38
Google Inc., Class A (1)	1,459,000	642,646	1.14
Oracle Corp. (1)	29,263,700	572,398	1.02
International Business Machines Corp.	4,687,000	539,661	.96
Taiwan Semiconductor Manufacturing Co. Ltd. (2)	194,136,007	404,149
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	68,534	.84
ASML Holding NV (1) (2)	11,893,444	292,540
ASML Holding NV (New York registered) (1)	5,387,111	133,654	.76
Hon Hai Precision Industry Co., Ltd. (2)	69,696,786	400,176	.71
High Tech Computer Corp. (2)	13,545,200	305,078	.54
Other securities		2,480,264	4.41
		10,778,408	19.15

Industrials - 9.44%
General Electric Co.	24,410,500	903,433	1.60
Schneider Electric SA (2)	4,425,500	572,646	1.02
Siemens AG (2)	4,849,800	526,432	.94
Other securities		3,310,204	5.88
		5,312,715	9.44

Energy - 8.47%
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	6,817,000	696,084
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	2,700,000	228,663	1.64
Canadian Natural Resources, Ltd.	6,510,000	445,301	.79
Reliance Industries Ltd. (1) (2)	6,923,000	393,278	.70
TOTAL SA (2)	5,014,400	372,949	.66
Tenaris SA (ADR)	6,423,218	320,197
Tenaris SA (2)	430,000	10,716	.59
OAO Gazprom (ADR) (2)	6,367,500	324,996	.58
Other securities		1,977,092	3.51
		4,769,276	8.47

Financials - 8.42%
Citigroup Inc.	22,906,510	490,657	.87
AXA SA (2)	11,104,268	401,952	.71
ING Groep NV, depository receipts (2)	9,964,057	372,607	.66
Allianz SE (2)	1,530,000	303,437	.54
Other securities		3,171,182	5.64
		4,739,835	8.42

Materials - 8.36%
Barrick Gold Corp.	26,904,070	1,168,982	2.08
Bayer AG, non-registered shares (2)	11,062,500	886,278	1.57
Newmont Mining Corp.	13,750,000	622,875	1.11
Other securities		2,028,780	3.60
		4,706,915	8.36

Consumer staples - 8.19%
Tesco PLC (2)	73,606,011	555,916	.99
Philip Morris International Inc. (1)	10,414,400	526,760	.94
Nestlé SA (2)	944,000	471,965	.84
SABMiller PLC (2)	20,008,508	438,258	.78
Coca-Cola Co.	5,400,000	328,698	.58
PepsiCo, Inc.	4,325,000	312,265	.55
Other securities		1,978,512	3.51
		4,612,374	8.19

Consumer discretionary - 7.41%
Esprit Holdings Ltd. (2)	34,017,800	407,678	.72
News Corp., Class A	21,187,504	397,266	.70
Honda Motor Co., Ltd. (2)	13,105,000	375,257	.67
Toyota Motor Corp. (2)	6,690,000	336,851	.60
Other securities		2,652,979	4.72
		4,170,031	7.41

Health care - 6.77%
Novo Nordisk A/S, Class B (2)	13,977,200	957,162	1.70
Roche Holding AG (2)	4,478,750	843,381	1.50
Smith & Nephew PLC (2)	26,812,330	354,574	.63
Other securities		1,654,602	2.94
		3,809,719	6.77

Telecommunication services - 4.86%
Vodafone Group PLC (2)	253,856,934	760,042	1.35
Koninklijke KPN NV (2)	41,549,200	703,631	1.25
Other securities		1,269,851	2.26
		2,733,524	4.86

Utilities - 2.81%
SUEZ SA (2)	8,498,335	558,467	.99
E.ON AG (2)	1,750,000	323,890	.58
Other securities		699,989	1.24
		1,582,346	2.81

Miscellaneous - 4.37%
Other common stocks in initial period of acquisition		2,460,419	4.37

Total common stocks (cost: $37,409,333,000)		49,675,562	88.25

	Principal amount (000)	Market value (000)	Percent of net assets

Short-term securities - 12.13%

Federal Home Loan Bank 1.67%-4.12% due 4/9-12/29/2008	$1,200,583	$1,191,576	2.12
Freddie Mac 1.85%-4.22% due 4/10-9/25/2008	1,004,059	996,561	1.77
Fannie Mae 1.86%-4.23% due 4/11-9/17/2008	461,900	460,211	.82
General Electric Capital Corp. 2.05%-3.00% due 4/1-12/12/2008	436,300	432,996	.77
BASF AG 2.78%-3.50% due 4/7-5/28/2008 (3)	365,800	364,830	.65
Nestlé Finance International Ltd. 2.77%-2.83% due 5/14-6/5/2008	180,700	179,849
Nestlé Capital Corp. 2.64% due 8/4/2008 (3)	82,900	82,112	.46
Siemens Capital Co. LLC 2.10%-2.95% due 5/7-5/29/2008 (3)	215,300	214,550	.38
American Honda Finance Corp. 2.10%-2.85% due 4/16-5/8/2008	197,625	197,288	.35
IBM International Group Capital LLC 2.72% due 4/25/2008 (3)	54,000	53,898	.10
Other securities		2,651,468	4.71

Total short-term securities (cost: $6,825,808,000)		6,825,339	12.13

Total investment securities (cost: $44,235,141,000)		56,500,901	100.38
Other assets less liabilities		(212,357)	(.38)

Net assets		$56,288,544	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliate at 3/31/08 (000)

Michael Page International PLC	18,089,000	-	-	18,089,000	$-	$108,475
Smith & Nephew PLC (4)	42,912,816	2,330,184	18,430,670	26,812,330	2,030	-
					$2,030	$108,475

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous" and "Other securities,” was $27,788,115,000, which represented 49.37% of the net assets of the fund.

(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,835,275,000, which represented 3.26% of the net assets of the fund.

(4) Unaffiliated issuer at 3/31/2008.

ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements
unaudited

Statement of assets and liabilities
at March 31, 2008	(dollars and shares in thousands, except per-share amounts)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $44,098,678)	$56,392,426
Affiliated issuer (cost: $136,463)	108,475	$56,500,901
Cash		4,518
Receivables for:
Sales of investments	69,745
Sales of fund's shares	59,011
Dividends and interest	113,884	242,640
		56,748,059
Liabilities:
Payables for:
Purchases of investments	355,845
Repurchases of fund's shares	64,248
Investment advisory services	16,368
Services provided by affiliates	18,542
Directors' deferred compensation	3,725
Other	787	459,515
Net assets at March 31, 2008		$56,288,544

Net assets consist of:
Capital paid in on shares of capital stock		$39,853,309
Distributions in excess of net investment income		(11,051)
Undistributed net realized gain		4,179,019
Net unrealized appreciation		12,267,267
Net assets at March 31, 2008		$56,288,544

Total authorized capital stock - 3,000,000 shares, $.001 par value (1,794,415 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$44,681,216	1,420,859	$31.45
Class B	1,833,622	59,451	30.84
Class C	1,899,921	62,026	30.63
Class F	1,182,462	37,742	31.33
Class 529-A	848,955	27,154	31.26
Class 529-B	130,698	4,245	30.79
Class 529-C	223,355	7,260	30.76
Class 529-E	47,969	1,545	31.04
Class 529-F	14,389	460	31.25
Class R-1	49,484	1,616	30.61
Class R-2	596,290	19,410	30.72
Class R-3	1,168,237	37,685	31.00
Class R-4	776,602	24,869	31.23
Class R-5	2,835,344	90,093	31.47
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $33.37 and $33.17, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended March 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $20,429;
also includes $2,030 from affiliate)	$577,141
Interest	145,144	$722,285

Fees and expenses(*):
Investment advisory services	113,524
Distribution services	86,991
Transfer agent services	22,783
Administrative services	7,801
Reports to shareholders	694
Registration statement and prospectus	654
Postage, stationery and supplies	2,320
Directors' compensation	115
Auditing and legal	34
Custodian	3,046
State and local taxes	670
Other	109
Total fees and expenses before reimbursements/waivers	238,741
Less reimbursements/waivers of fees and expenses:
Investment advisory services	11,352
Administrative services	16
Total fees and expenses after reimbursements/waivers		227,373
Net investment income		494,912

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain on:
Investments (including $54,430 net gain from affiliate)	4,179,841
Currency transactions	1,201	4,181,042
Net unrealized depreciation on:
Investments	(9,197,958)
Currency translations	(146)	(9,198,104)
Net realized gain and unrealized depreciation on investments and currency		(5,017,062)
Net decrease in net assets resulting from operations		$(4,522,150)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2008 *	2007
Operations:
Net investment income	$494,912	$763,234
Net realized gain on investments and
currency transactions	4,181,042	4,321,639
Net unrealized (depreciation) appreciation
on investments and currency translations	(9,198,104)	7,449,008
Net (decrease) increase in net assets
resulting from operations	(4,522,150)	12,533,881

Dividends and distributions paid to shareholders
Dividends from net investment income	(1,092,730)	(751,723)
Distributions from net realized gain on investments	(3,792,236)	(3,220,774)
Total dividends and distributions paid to shareholders	(4,884,966)	(3,972,497)

Net capital share transactions	4,281,015	3,279,221

Total (decrease) increase in net assets	(5,126,101)	11,840,605

Net assets:
Beginning of period	61,414,645	49,574,040
End of period (including distributions in excess of and undistributed
net investment income: $(11,051) and $586,767, respectively)	$56,288,544	$61,414,645

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                          unaudited

1. Organization and accounting policies

Organization – New Perspective Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments all over the world, including the United States. It focuses on opportunities generated by changing global trade patterns and economic and political relationships.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F and 529-F	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets.  Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency.

2. Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended March 31, 2008, there were no non-U.S. taxes paid on realized gains. As of March 31, 2008, there were no non-U.S. taxes provided on unrealized gains.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2003, by state tax authorities for tax years before 2002 and by tax authorities outside the U.S. for tax years before 2005.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2007, the fund had tax basis undistributed ordinary income of $743,174,000, currency loss deferrals (realized during the period November 1, 2006, through September 30, 2007) of $5,452,000 and undistributed long-term capital gain of $3,792,191,000.

As of March 31, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$13,932,515
Gross unrealized depreciation on investment securities	(1,776,267)
Net unrealized appreciation on investment securities	12,156,248
Cost of investment securities	44,344,653

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended March 31, 2008			Year ended September 30, 2007
	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Share class
Class A	$897,216	$3,015,971	$3,913,187	$635,630	$2,620,221	$3,255,851
Class B	23,413	128,412	151,825	14,463	112,815	127,278
Class C	23,597	129,451	153,048	13,108	103,627	116,735
Class F	22,822	76,715	99,537	15,128	62,061	77,189
Class 529-A	15,792	54,539	70,331	9,546	40,174	49,720
Class 529-B	1,499	8,761	10,260	825	6,977	7,802
Class 529-C	2,584	14,692	17,276	1,359	10,945	12,304
Class 529-E	773	3,139	3,912	459	2,369	2,828
Class 529-F	293	919	1,212	178	668	846
Class R-1	610	3,237	3,847	316	2,121	2,437
Class R-2	7,234	40,568	47,802	4,236	31,907	36,143
Class R-3	19,650	78,957	98,607	11,777	59,847	71,624
Class R-4	14,443	49,716	64,159	9,029	39,083	48,112
Class R-5	62,804	187,159	249,963	35,669	127,959	163,628
Total	$1,092,730	$3,792,236	$4,884,966	$751,723	$3,220,774	$3,972,497

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company SM ("AFS"), the fund’s transfer agent, and American Funds Distributors, SM Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.360% on such assets in excess of $55 billion. CRMC is currently waiving 10% of investment advisory services fees. During the six months ended March 31, 2008, total investment advisory services fees waived by CRMC were $11,352,000. As a result, the fee shown on the accompanying financial statements of $113,524,000, which was equivalent to an annualized rate of 0.382%, was reduced to $102,172,000, or 0.344% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of March 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F, 529-F and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the six months ended March 31, 2008, the total administrative services fees paid by CRMC were $16,000 for R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended March 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$56,247	$21,912	Not applicable	Not applicable	Not applicable
Class B	9,849	871	Not applicable	Not applicable	Not applicable
Class C	9,927	Included in administrative services	$1,183	$154	Not applicable
Class F	1,512		574	63	Not applicable
Class 529-A	900		380	48	$ 432
Class 529-B	677		60	16	68
Class 529-C	1,138		100	23	114
Class 529-E	123		22	3	24
Class 529-F	-		7	1	7
Class R-1	249		26	11	Not applicable
Class R-2	2,341		463	863	Not applicable
Class R-3	3,051		888	259	Not applicable
Class R-4	977		565	13	Not applicable
Class R-5	Not applicable		1,428	6	Not applicable
Total	$86,991	$22,783	$5,696	$1,460	$645

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $115,000, shown on the accompanying financial statements, includes $211,000 in current fees (either paid in cash or deferred) and a net decrease of $96,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5.  Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended March 31, 2008
Class A	$2,247,951	66,354	$3,736,165	108,044	$(3,025,581)	(89,611)	$2,958,535	84,787
Class B	67,713	2,036	147,513	4,339	(129,877)	(3,967)	85,349	2,408
Class C	181,297	5,479	147,457	4,367	(138,692)	(4,248)	190,062	5,598
Class F	218,897	6,539	87,026	2,525	(147,420)	(4,429)	158,503	4,635
Class 529-A	84,566	2,509	70,324	2,045	(31,723)	(941)	123,167	3,613
Class 529-B	7,819	236	10,259	302	(3,966)	(120)	14,112	418
Class 529-C	24,796	745	17,269	509	(10,676)	(320)	31,389	934
Class 529-E	4,272	128	3,910	114	(1,991)	(60)	6,191	182
Class 529-F	2,698	80	1,212	35	(1,349)	(40)	2,561	75
Class R-1	12,422	380	3,829	113	(8,260)	(257)	7,991	236
Class R-2	106,043	3,220	47,785	1,411	(103,465)	(3,135)	50,363	1,496
Class R-3	215,483	6,429	98,562	2,888	(197,774)	(5,938)	116,271	3,379
Class R-4	233,825	6,946	64,110	1,866	(152,835)	(4,629)	145,100	4,183
Class R-5	370,761	10,741	245,433	7,095	(224,773)	(6,877)	391,421	10,959
Total net increase
(decrease)	$3,778,543	111,822	$4,680,854	135,653	$(4,178,382)	(124,572)	$4,281,015	122,903

Year ended September 30, 2007
Class A	$4,103,796	123,196	$3,116,283	99,024	$(5,454,268)	(162,893)	$1,765,811	59,327
Class B	138,487	4,241	123,718	3,992	(205,668)	(6,256)	56,537	1,977
Class C	333,540	10,257	112,634	3,656	(221,225)	(6,777)	224,949	7,136
Class F	283,721	8,476	66,895	2,132	(233,169)	(6,953)	117,447	3,655
Class 529-A	150,526	4,543	49,711	1,587	(45,923)	(1,374)	154,314	4,756
Class 529-B	14,510	444	7,800	252	(6,317)	(192)	15,993	504
Class 529-C	42,675	1,306	12,302	397	(16,182)	(491)	38,795	1,212
Class 529-E	8,451	257	2,827	91	(3,363)	(101)	7,915	247
Class 529-F	3,856	116	845	27	(1,994)	(60)	2,707	83
Class R-1	21,118	652	2,420	79	(8,883)	(271)	14,655	460
Class R-2	194,354	5,958	36,133	1,170	(137,584)	(4,207)	92,903	2,921
Class R-3	369,758	11,240	71,594	2,302	(252,599)	(7,652)	188,753	5,890
Class R-4	259,031	7,819	48,104	1,538	(344,584)	(10,324)	(37,449)	(967)
Class R-5	714,553	20,884	158,792	5,044	(237,454)	(7,140)	635,891	18,788
Total net increase
(decrease)	$6,638,376	199,389	$3,810,058	121,291	$(7,169,213)	(214,691)	$3,279,221	105,989

(*) Includes exchanges between share classes of the fund.

6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities, of $11,258,615,000 and $14,496,768,000, respectively, during the six months ended March 31, 2008.

Financial highlights (1)

			(Loss) income from investment operations(2)				Dividends and distributions
		Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 3/31/2008	(5)	$36.83	$.30		$(2.73)	$(2.43)	$(.68)	$(2.27)	$(2.95)	$31.45	(7.34)%	$44,681	.74%	(6)	.70%	(6)	1.73%	(6)
Year ended 9/30/2007		31.73	.48		7.18	7.66	(.50)	(2.06)	(2.56)	36.83	25.46	49,213	.74		.70		1.44
Year ended 9/30/2006		29.53	.49		3.93	4.42	(.40)	(1.82)	(2.22)	31.73	15.80	40,517	.75		.71		1.63
Year ended 9/30/2005		24.91	.37		4.51	4.88	(.26)	-	(.26)	29.53	19.68	35,342	.77		.74		1.36
Year ended 9/30/2004		21.33	.23		3.53	3.76	(.18)	-	(.18)	24.91	17.65	30,011	.78		.78		.93
Year ended 9/30/2003		16.50	.18		4.82	5.00	(.17)	-	(.17)	21.33	30.48	25,388	.83		.83		.93
Class B:
Six months ended 3/31/2008	(5)	36.06	.16		(2.70)	(2.54)	(.41)	(2.27)	(2.68)	30.84	(7.73)	1,834	1.50	(6)	1.46	(6)	.98	(6)
Year ended 9/30/2007		31.12	.22		7.04	7.26	(.26)	(2.06)	(2.32)	36.06	24.55	2,057	1.50		1.47		.68
Year ended 9/30/2006		29.01	.25		3.87	4.12	(.19)	(1.82)	(2.01)	31.12	14.89	1,714	1.52		1.48		.86
Year ended 9/30/2005		24.50	.16		4.43	4.59	(.08)	-	(.08)	29.01	18.76	1,493	1.54		1.51		.60
Year ended 9/30/2004		21.02	.04		3.48	3.52	(.04)	-	(.04)	24.50	16.77	1,212	1.55		1.55		.18
Year ended 9/30/2003		16.28	.03		4.75	4.78	(.04)	-	(.04)	21.02	29.44	863	1.62		1.62		.16
Class C:
Six months ended 3/31/2008	(5)	35.84	.15		(2.68)	(2.53)	(.41)	(2.27)	(2.68)	30.63	(7.75)	1,900	1.54	(6)	1.50	(6)	.92	(6)
Year ended 9/30/2007		30.96	.21		6.99	7.20	(.26)	(2.06)	(2.32)	35.84	24.47	2,022	1.56		1.52		.63
Year ended 9/30/2006		28.88	.24		3.84	4.08	(.18)	(1.82)	(2.00)	30.96	14.84	1,526	1.59		1.55		.80
Year ended 9/30/2005		24.41	.15		4.40	4.55	(.08)	-	(.08)	28.88	18.67	1,197	1.60		1.57		.55
Year ended 9/30/2004		20.97	.03		3.47	3.50	(.06)	-	(.06)	24.41	16.70	868	1.61		1.61		.14
Year ended 9/30/2003		16.27	.02		4.75	4.77	(.07)	-	(.07)	20.97	29.39	485	1.66		1.66		.12
Class F:
Six months ended 3/31/2008	(5)	36.71	.29		(2.72)	(2.43)	(.68)	(2.27)	(2.95)	31.33	(7.36)	1,183	.76	(6)	.72	(6)	1.70	(6)
Year ended 9/30/2007		31.64	.48		7.15	7.63	(.50)	(2.06)	(2.56)	36.71	25.49	1,215	.75		.71		1.44
Year ended 9/30/2006		29.44	.49		3.91	4.40	(.38)	(1.82)	(2.20)	31.64	15.77	932	.76		.72		1.62
Year ended 9/30/2005		24.84	.36		4.49	4.85	(.25)	-	(.25)	29.44	19.62	786	.82		.79		1.32
Year ended 9/30/2004		21.29	.22		3.52	3.74	(.19)	-	(.19)	24.84	17.59	635	.84		.84		.91
Year ended 9/30/2003		16.49	.17		4.81	4.98	(.18)	-	(.18)	21.29	30.39	353	.87		.87		.91
Class 529-A:
Six months ended 3/31/2008	(5)	36.63	.28		(2.72)	(2.44)	(.66)	(2.27)	(2.93)	31.26	(7.40)	849	.82	(6)	.78	(6)	1.64	(6)
Year ended 9/30/2007		31.59	.46		7.13	7.59	(.49)	(2.06)	(2.55)	36.63	25.38	862	.82		.78		1.38
Year ended 9/30/2006		29.41	.48		3.91	4.39	(.39)	(1.82)	(2.21)	31.59	15.72	593	.81		.77		1.59
Year ended 9/30/2005		24.83	.36		4.47	4.83	(.25)	-	(.25)	29.41	19.55	427	.85		.82		1.31
Year ended 9/30/2004		21.29	.22		3.51	3.73	(.19)	-	(.19)	24.83	17.57	267	.86		.86		.90
Year ended 9/30/2003		16.49	.19		4.80	4.99	(.19)	-	(.19)	21.29	30.46	138	.83		.83		.98
Class 529-B:
Six months ended 3/31/2008	(5)	36.00	.14		(2.69)	(2.55)	(.39)	(2.27)	(2.66)	30.79	(7.77)	131	1.62	(6)	1.58	(6)	.84	(6)
Year ended 9/30/2007		31.09	.19		7.02	7.21	(.24)	(2.06)	(2.30)	36.00	24.40	138	1.63		1.59		.57
Year ended 9/30/2006		28.99	.22		3.86	4.08	(.16)	(1.82)	(1.98)	31.09	14.77	103	1.65		1.61		.74
Year ended 9/30/2005		24.51	.12		4.42	4.54	(.06)	-	(.06)	28.99	18.54	81	1.71		1.68		.44
Year ended 9/30/2004		21.07	-	(7)	3.48	3.48	(.04)	-	(.04)	24.51	16.53	56	1.74		1.74		.01
Year ended 9/30/2003		16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	31	1.78		1.78		.03
Class 529-C:
Six months ended 3/31/2008	(5)	35.98	.14		(2.69)	(2.55)	(.40)	(2.27)	(2.67)	30.76	(7.78)	223	1.62	(6)	1.58	(6)	.84	(6)
Year ended 9/30/2007		31.08	.19		7.03	7.22	(.26)	(2.06)	(2.32)	35.98	24.42	228	1.62		1.58		.58
Year ended 9/30/2006		28.99	.23		3.85	4.08	(.17)	(1.82)	(1.99)	31.08	14.74	159	1.64		1.60		.76
Year ended 9/30/2005		24.51	.13		4.42	4.55	(.07)	-	(.07)	28.99	18.62	117	1.70		1.67		.46
Year ended 9/30/2004		21.07	.01		3.48	3.49	(.05)	-	(.05)	24.51	16.56	75	1.73		1.72		.03
Year ended 9/30/2003		16.41	.01		4.76	4.77	(.11)	-	(.11)	21.07	29.21	39	1.77		1.77		.05
Class 529-E:
Six months ended 3/31/2008	(5)	36.34	.23		(2.70)	(2.47)	(.56)	(2.27)	(2.83)	31.04	(7.52)	48	1.11	(6)	1.07	(6)	1.35	(6)
Year ended 9/30/2007		31.36	.36		7.08	7.44	(.40)	(2.06)	(2.46)	36.34	25.02	50	1.11		1.08		1.09
Year ended 9/30/2006		29.22	.38		3.89	4.27	(.31)	(1.82)	(2.13)	31.36	15.36	35	1.12		1.08		1.27
Year ended 9/30/2005		24.69	.27		4.44	4.71	(.18)	-	(.18)	29.22	19.16	26	1.18		1.15		.99
Year ended 9/30/2004		21.19	.13		3.50	3.63	(.13)	-	(.13)	24.69	17.17	16	1.20		1.20		.56
Year ended 9/30/2003		16.47	.11		4.79	4.90	(.18)	-	(.18)	21.19	29.92	8	1.23		1.23		.60

Class 529-F:
Six months ended 3/31/2008	(5)	$36.64	$.31		$(2.71)	$(2.40)	$(.72)	$(2.27)	$(2.99)	$31.25	(7.28)%	$14	.61%	(6)	.57%	(6)	1.83%	(6)
Year ended 9/30/2007		31.59	.53		7.13	7.66	(.55)	(2.06)	(2.61)	36.64	25.65	14	.61		.58		1.59
Year ended 9/30/2006		29.39	.55		3.88	4.43	(.41)	(1.82)	(2.23)	31.59	15.91	10	.62		.58		1.82
Year ended 9/30/2005		24.80	.37		4.46	4.83	(.24)	-	(.24)	29.39	19.58	5	.82		.79		1.35
Year ended 9/30/2004		21.28	.21		3.51	3.72	(.20)	-	(.20)	24.80	17.50	3	.95		.95		.84
Year ended 9/30/2003		16.50	.17		4.79	4.96	(.18)	-	(.18)	21.28	30.25	1	.97		.97		.89
Class R-1:
Six months ended 3/31/2008	(5)	35.83	.15		(2.67)	(2.52)	(.43)	(2.27)	(2.70)	30.61	(7.74)	50	1.56	(6)	1.52	(6)	.90	(6)
Year ended 9/30/2007		31.00	.22		6.98	7.20	(.31)	(2.06)	(2.37)	35.83	24.45	49	1.58		1.54		.66
Year ended 9/30/2006		28.95	.25		3.85	4.10	(.23)	(1.82)	(2.05)	31.00	14.89	29	1.59		1.55		.85
Year ended 9/30/2005		24.48	.16		4.41	4.57	(.10)	-	(.10)	28.95	18.63	16	1.66		1.59		.57
Year ended 9/30/2004		21.08	.04		3.47	3.51	(.11)	-	(.11)	24.48	16.71	8	1.69		1.63		.16
Year ended 9/30/2003		16.45	.04		4.76	4.80	(.17)	-	(.17)	21.08	29.35	3	1.89		1.65		.20
Class R-2:
Six months ended 3/31/2008	(5)	35.93	.15		(2.69)	(2.54)	(.40)	(2.27)	(2.67)	30.72	(7.75)	596	1.58	(6)	1.53	(6)	.89	(6)
Year ended 9/30/2007		31.05	.21		7.00	7.21	(.27)	(2.06)	(2.33)	35.93	24.45	644	1.60		1.53		.63
Year ended 9/30/2006		28.98	.24		3.85	4.09	(.20)	(1.82)	(2.02)	31.05	14.83	465	1.67		1.54		.82
Year ended 9/30/2005		24.52	.16		4.41	4.57	(.11)	-	(.11)	28.98	18.69	335	1.76		1.56		.59
Year ended 9/30/2004		21.10	.05		3.48	3.53	(.11)	-	(.11)	24.52	16.74	198	1.88		1.59		.20
Year ended 9/30/2003		16.45	.05		4.77	4.82	(.17)	-	(.17)	21.10	29.43	72	2.13		1.61		.26
Class R-3:
Six months ended 3/31/2008	(5)	36.30	.23		(2.70)	(2.47)	(.56)	(2.27)	(2.83)	31.00	(7.51)	1,168	1.09	(6)	1.05	(6)	1.37	(6)
Year ended 9/30/2007		31.33	.36		7.07	7.43	(.40)	(2.06)	(2.46)	36.30	25.03	1,245	1.10		1.06		1.11
Year ended 9/30/2006		29.20	.39		3.88	4.27	(.32)	(1.82)	(2.14)	31.33	15.36	890	1.10		1.06		1.29
Year ended 9/30/2005		24.67	.29		4.45	4.74	(.21)	-	(.21)	29.20	19.31	665	1.10		1.07		1.07
Year ended 9/30/2004		21.19	.15		3.49	3.64	(.16)	-	(.16)	24.67	17.19	397	1.18		1.18		.62
Year ended 9/30/2003		16.49	.12		4.77	4.89	(.19)	-	(.19)	21.19	29.85	124	1.23		1.23		.64
Class R-4:
Six months ended 3/31/2008	(5)	36.59	.28		(2.71)	(2.43)	(.66)	(2.27)	(2.93)	31.23	(7.37)	777	.80	(6)	.76	(6)	1.64	(6)
Year ended 9/30/2007		31.54	.46		7.13	7.59	(.48)	(2.06)	(2.54)	36.59	25.40	757	.81		.77		1.36
Year ended 9/30/2006		29.37	.48		3.91	4.39	(.40)	(1.82)	(2.22)	31.54	15.76	683	.79		.75		1.60
Year ended 9/30/2005		24.80	.38		4.47	4.85	(.28)	-	(.28)	29.37	19.60	515	.79		.76		1.40
Year ended 9/30/2004		21.28	.23		3.50	3.73	(.21)	-	(.21)	24.80	17.64	271	.83		.83		.95
Year ended 9/30/2003		16.50	.18		4.80	4.98	(.20)	-	(.20)	21.28	30.38	61	.88		.87		.91
Class R-5:
Six months ended 3/31/2008	(5)	36.90	.33		(2.73)	(2.40)	(.76)	(2.27)	(3.03)	31.47	(7.24)	2,835	.50	(6)	.46	(6)	1.95	(6)
Year ended 9/30/2007		31.79	.56		7.18	7.74	(.57)	(2.06)	(2.63)	36.90	25.77	2,920	.51		.47		1.68
Year ended 9/30/2006		29.58	.57		3.93	4.50	(.47)	(1.82)	(2.29)	31.79	16.06	1,918	.51		.47		1.88
Year ended 9/30/2005		24.95	.45		4.50	4.95	(.32)	-	(.32)	29.58	19.97	1,485	.52		.49		1.63
Year ended 9/30/2004		21.37	.30		3.53	3.83	(.25)	-	(.25)	24.95	17.96	1,016	.53		.52		1.22
Year ended 9/30/2003		16.52	.23		4.83	5.06	(.21)	-	(.21)	21.37	30.84	91	.55		.55		1.23

	Six months ended
	March 31,	Year ended September 30
	2008(5)	2007	2006	2005	2004	2003

Portfolio turnover rate for all classes of shares	21%	30%	32%	30%	19%	28%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.
(7) Amount less than $.01.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2007, through March 31, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10/1/2007	Ending account value 3/31/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$926.64	$3.37	.70%
Class A -- assumed 5% return	1,000.00	1,021.50	3.54	.70
Class B -- actual return	1,000.00	922.73	7.02	1.46
Class B -- assumed 5% return	1,000.00	1,017.70	7.36	1.46
Class C -- actual return	1,000.00	922.54	7.21	1.50
Class C -- assumed 5% return	1,000.00	1,017.50	7.57	1.50
Class F -- actual return	1,000.00	926.40	3.47	.72
Class F -- assumed 5% return	1,000.00	1,021.40	3.64	.72
Class 529-A -- actual return	1,000.00	926.01	3.76	.78
Class 529-A -- assumed 5% return	1,000.00	1,021.10	3.94	.78
Class 529-B -- actual return	1,000.00	922.25	7.59	1.58
Class 529-B -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class 529-C -- actual return	1,000.00	922.15	7.59	1.58
Class 529-C -- assumed 5% return	1,000.00	1,017.10	7.97	1.58
Class 529-E -- actual return	1,000.00	924.84	5.15	1.07
Class 529-E -- assumed 5% return	1,000.00	1,019.65	5.40	1.07
Class 529-F -- actual return	1,000.00	927.25	2.75	.57
Class 529-F -- assumed 5% return	1,000.00	1,022.15	2.88	.57
Class R-1 -- actual return	1,000.00	922.55	7.31	1.52
Class R-1 -- assumed 5% return	1,000.00	1,017.40	7.67	1.52
Class R-2 -- actual return	1,000.00	922.49	7.35	1.53
Class R-2 -- assumed 5% return	1,000.00	1,017.35	7.72	1.53
Class R-3 -- actual return	1,000.00	924.89	5.05	1.05
Class R-3 -- assumed 5% return	1,000.00	1,019.75	5.30	1.05
Class R-4 -- actual return	1,000.00	926.25	3.66	.76
Class R-4 -- assumed 5% return	1,000.00	1,021.20	3.84	.76
Class R-5 -- actual return	1,000.00	927.58	2.22	.46
Class R-5 -- assumed 5% return	1,000.00	1,022.70	2.33	.46

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (183), and divided by 366 (to reflect the one-half year period).

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through December 31, 2008. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its primary objective of providing long-term growth of capital and secondary objective of future income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s short- and long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and the 10% advisory fee waiver in effect since April 2005. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of CRMC’s current 10% advisory fee waiver, reflecting benefits that may accrue from growth in assets. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Offices of the fund and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Kirkpatrick & Lockhart Preston Gates Ellis LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete March 31, 2008, portfolio of New Perspective Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

New Perspective Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of New Perspective Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
>New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
American Balanced Fund®

•Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-907-0508P

Litho in USA DD/CVB/8092-S10070

10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

New Perspective Fund®
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 88.25%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.15%
Microsoft Corp.	50,855,000	$1,443,265
Cisco Systems, Inc.[1]	45,394,700	1,093,558
Yahoo! Inc.[1]	28,509,000	824,765
Nokia Corp.[2]	18,975,416	603,809
Nokia Corp. (ADR)	6,244,634	198,767
Samsung Electronics Co., Ltd.[2]	1,219,450	775,144
Google Inc., Class A1	1,459,000	642,646
Oracle Corp.[1]	29,263,700	572,398
International Business Machines Corp.	4,687,000	539,661
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	194,136,007	404,149
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,673,263	68,534
ASML Holding NV1,2	11,893,444	292,540
ASML Holding NV (New York registered)[1]	5,387,111	133,654
Hon Hai Precision Industry Co., Ltd.[2]	69,696,786	400,176
High Tech Computer Corp. [2]	13,545,200	305,078
STMicroelectronics NV2	20,100,000	213,878
EMC Corp.[1]	12,925,000	185,345
Trend Micro Inc.[2]	3,991,500	158,653
Applied Materials, Inc.	8,000,000	156,080
Citizen Holdings Co., Ltd.[2]	18,281,100	155,963
Canon, Inc.[2]	3,160,000	146,304
Texas Instruments Inc.	5,150,000	145,591
Hynix Semiconductor Inc.[1,2]	4,152,260	117,034
Hynix Semiconductor Inc. (GDR)[1,2,3]	630,000	17,954
Konami Corp.[2]	3,491,200	132,680
SAP AG2	2,458,000	122,148
Agilent Technologies, Inc.[1]	4,075,900	121,584
Corning Inc.	5,000,000	120,200
Autodesk, Inc.[1]	3,300,000	103,884
Hewlett-Packard Co.	1,900,000	86,754
Nortel Networks Corp.[1]	11,938,400	79,868
Elpida Memory, Inc.[1,2]	1,760,000	58,854
Altera Corp.	3,027,580	55,798
Rohm Co., Ltd.[2]	870,000	53,972
HOYA Corp.[2]	2,105,000	49,851
Advanced Micro Devices, Inc.[1]	7,750,000	45,647
Murata Manufacturing Co., Ltd.[2]	900,000	45,319
KLA-Tencor Corp.	1,215,897	45,110
Tyco Electronics Ltd.	1,278,125	43,865
Dell Inc.[1]	900,000	17,928
		10,778,408

INDUSTRIALS — 9.44%
General Electric Co.	24,410,500	903,433
Schneider Electric SA2	4,425,500	572,646
Siemens AG2	4,849,800	526,432
Finmeccanica SpA[2]	8,340,000	284,190
Deutsche Post AG2	7,435,000	227,286
United Parcel Service, Inc., Class B	2,957,000	215,920
Ryanair Holdings PLC (ADR)[1]	7,610,426	215,223
FANUC LTD[2]	1,950,000	188,560
Emerson Electric Co.	3,600,000	185,256
United Technologies Corp.	2,630,000	180,997
Mitsubishi Heavy Industries, Ltd.[2]	35,670,000	155,090
Tyco International Ltd.	3,078,125	135,591
Legrand SA2	4,164,766	130,661
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	130,589
Illinois Tool Works Inc.	2,700,000	130,221
Sandvik AB2	7,290,000	127,045
ABB Ltd[2]	4,565,000	122,943
Deere & Co.	1,500,000	120,660
Toll Holdings Ltd.[2]	12,757,816	116,789
Michael Page International PLC[2,4]	18,089,000	108,475
Asahi Glass Co., Ltd.[2]	9,201,000	101,948
Asciano Ltd., units[2]	26,530,000	97,347
Parker Hannifin Corp.	1,250,000	86,587
Geberit AG2	545,000	81,216
Kawasaki Heavy Industries, Ltd.[2]	20,000,000	45,346
Boeing Co.	475,000	35,326
Wienerberger AG2	653,500	34,902
Caterpillar Inc.	400,000	31,316
Bidvest Group Ltd.[1,2]	1,500,000	20,720
		5,312,715

ENERGY — 8.47%
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	6,817,000	696,084
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	2,700,000	228,663
Canadian Natural Resources, Ltd.	6,510,000	445,301
Reliance Industries Ltd.[1,2]	6,923,000	393,278
TOTAL SA2	5,014,400	372,949
OAO Gazprom (ADR)[2]	6,367,500	324,996
Tenaris SA (ADR)	6,423,218	320,197
Tenaris SA2	430,000	10,716
Schlumberger Ltd.	3,270,000	284,490
Royal Dutch Shell PLC, Class A (ADR)	2,485,000	171,415
Royal Dutch Shell PLC, Class B2	2,585,998	87,034
Saipem SpA, Class S2	6,285,000	253,895
Occidental Petroleum Corp.	2,450,000	179,267
Imperial Oil Ltd.	3,300,000	172,822
Chevron Corp.	2,000,000	170,720
StatoilHydro ASA[2]	5,493,004	165,412
Smith International, Inc.	2,193,000	140,856
Baker Hughes Inc.	1,727,500	118,334
ENI SpA[2]	2,500,000	85,237
Exxon Mobil Corp.	1,000,000	84,580
Anadarko Petroleum Corp.	1,000,000	63,030
		4,769,276

FINANCIALS — 8.42%
Citigroup Inc.	22,906,510	490,657
AXA SA2	11,104,268	401,952
ING Groep NV, depository receipts[2]	9,964,057	372,607
Allianz SE2	1,530,000	303,437
AFLAC Inc.	3,926,500	255,026
Westfield Group[2]	14,367,368	234,537
Macquarie Group Ltd.[2]	4,330,000	210,361
Standard Chartered PLC[2]	6,016,615	205,533
Banco Santander, SA2	9,039,143	180,134
Sumitomo Mitsui Financial Group, Inc.[2]	27,000	178,112
Zurich Financial Services[2]	532,000	167,710
Bumiputra-Commerce Holdings Bhd.[2]	40,332,000	126,088
Groupe Bruxelles Lambert[2]	1,000,000	122,031
QBE Insurance Group Ltd.[2]	5,596,500	113,877
ICICI Bank Ltd. (ADR)	2,033,050	77,642
ICICI Bank Ltd.[2]	1,752,500	33,955
Mizuho Financial Group, Inc.[2]	30,000	110,466
Bank of America Corp.	2,837,800	107,581
Berkshire Hathaway Inc., Class A1	800	106,720
Unibail-Rodamco, non-registered shares[2]	385,000	99,238
JPMorgan Chase & Co.	2,300,000	98,785
Crédit Agricole SA2	3,000,000	93,038
Westpac Banking Corp.[2]	4,185,444	91,184
Bank of Nova Scotia	1,540,000	69,782
Erste Bank der oesterreichischen Sparkassen AG2	1,022,665	66,569
Société Générale[2]	500,000	48,884
Société Générale[1,2]	125,000	12,031
XL Capital Ltd., Class A	2,050,000	60,577
AMP Ltd.[2]	8,200,000	59,018
HSBC Holdings PLC (United Kingdom)[2]	3,504,769	57,716
American Express Co.	1,300,000	56,836
Marsh & McLennan Companies, Inc.	1,500,000	36,525
Mitsubishi UFJ Financial Group, Inc.[2]	4,000,000	34,785
American International Group, Inc.	500,000	21,625
Allied Irish Banks, PLC[2]	1,000,000	21,436
Royal Bank of Scotland Group PLC[2]	2,000,000	13,380
		4,739,835

MATERIALS — 8.36%
Barrick Gold Corp.	26,904,070	1,168,982
Bayer AG, non-registered shares[2]	11,062,500	886,278
Newmont Mining Corp.	13,750,000	622,875
Gold Fields Ltd.[2]	17,000,000	237,310
Linde AG2	1,649,000	233,147
Nitto Denko Corp.[2]	4,299,000	184,265
BHP Billiton Ltd.[2]	5,000,000	164,223
Alcoa Inc.	3,789,800	136,660
ArcelorMittal[2]	1,340,000	109,750
Potash Corp. of Saskatchewan Inc.	700,000	108,647
Holcim Ltd.[2]	1,028,571	108,019
Akzo Nobel NV2	1,325,000	106,422
K+S AG2	307,000	100,615
E.I. du Pont de Nemours and Co.	2,000,000	93,520
Israel Chemicals Ltd.[2]	6,240,000	87,304
Weyerhaeuser Co.	1,300,000	84,552
Rohm and Haas Co.	1,327,500	71,791
Syngenta AG2	235,825	69,077
POSCO[2]	95,000	45,491
Norsk Hydro ASA[2]	2,320,000	34,006
International Paper Co.	1,010,333	27,481
UPM-Kymmene Oyj[2]	1,492,000	26,500
		4,706,915

CONSUMER STAPLES — 8.19%
Tesco PLC[2]	73,606,011	555,916
Philip Morris International Inc.[1]	10,414,400	526,760
Nestlé SA2	944,000	471,965
SABMiller PLC[2]	20,008,508	438,258
Coca-Cola Co.	5,400,000	328,698
PepsiCo, Inc.	4,325,000	312,265
Diageo PLC[2]	14,608,000	294,471
Cia. de Bebidas das Américas – AmBev, preferred nominative (ADR)	2,953,600	223,145
Cia. de Bebidas das Américas – AmBev, ordinary nominative (ADR)	713,500	46,663
Avon Products, Inc.	6,566,400	259,635
Unilever NV, depository receipts[2]	7,030,000	236,278
Altria Group, Inc.	10,414,400	231,200
Groupe Danone SA2	2,000,000	179,059
Archer Daniels Midland Co.	3,400,000	139,944
Imperial Tobacco Group PLC[2]	1,955,000	89,922
Procter & Gamble Co.	1,100,000	77,077
Heineken NV2	1,190,000	69,168
Wm. Wrigley Jr. Co.	1,100,000	69,124
Wal-Mart de México, SAB de CV, Series V	14,833,992	62,826
		4,612,374

CONSUMER DISCRETIONARY — 7.41%
Esprit Holdings Ltd.[2]	34,017,800	407,678
News Corp., Class A	21,187,504	397,266
Honda Motor Co., Ltd.[2]	13,105,000	375,257
Toyota Motor Corp.[2]	6,690,000	336,851
Industria de Diseno Textil, SA2	4,592,100	255,176
McDonald’s Corp.	4,217,000	235,182
Cie. Générale des Etablissements Michelin, Class B2	2,000,000	208,778
Yamaha Corp.[2]	9,305,100	179,954
H & M Hennes & Mauritz AB, Class B2	2,678,000	164,930
adidas AG2	2,285,478	152,083
Carnival Corp., units	3,550,000	143,704
Li & Fung Ltd.[2]	31,600,000	118,240
Vivendi SA2	3,000,000	117,384
Burberry Group PLC[2]	12,875,000	115,080
Time Warner Inc.	8,010,000	112,300
Aristocrat Leisure Ltd.[2]	12,638,058	111,184
Hyundai Motor Co.[2]	1,180,000	94,183
Nikon Corp.[2]	3,300,000	88,203
Ford Motor Co.[1]	15,170,000	86,773
Suzuki Motor Corp.[2]	3,360,000	84,989
Lagardère Groupe SCA[2]	1,100,000	82,367
Sony Corp.[2]	1,800,000	71,938
Continental AG2	700,000	71,348
Johnson Controls, Inc.	2,100,000	70,980
Swatch Group Ltd, non-registered shares[2]	119,718	32,002
Swatch Group Ltd[2]	245,770	12,620
Aisin Seiki Co., Ltd.[2]	1,163,500	43,581
		4,170,031

HEALTH CARE — 6.77%
Novo Nordisk A/S, Class B2	13,977,200	957,162
Roche Holding AG2	4,478,750	843,381
Smith & Nephew PLC[2]	26,812,330	354,574
Stryker Corp.	3,337,000	217,072
Medtronic, Inc.	4,300,000	207,991
Novartis AG2	3,340,000	171,289
Johnson & Johnson	2,300,000	149,201
Pharmaceutical Product Development, Inc.	3,116,100	130,565
UCB SA2	3,737,931	130,091
Hospira, Inc.[1]	2,977,000	127,326
Eli Lilly and Co.	2,000,000	103,180
Merck & Co., Inc.	2,700,000	102,465
Wyeth	2,100,000	87,696
Abbott Laboratories	1,200,000	66,180
Amgen Inc.[1]	1,245,000	52,016
ResMed Inc[1]	1,100,000	46,398
Allergan, Inc.	800,000	45,112
Schering-Plough Corp.	1,250,500	18,020
		3,809,719

TELECOMMUNICATION SERVICES — 4.86%
Vodafone Group PLC[2]	253,856,934	760,042
Koninklijke KPN NV2	41,549,200	703,631
NTT DoCoMo, Inc.[2]	177,285	268,966
América Móvil, SAB de CV, Series L (ADR)	4,047,900	257,811
Telecom Italia SpA[2]	70,250,672	147,013
Telecom Italia SpA, nonvoting[2]	36,038,600	59,842
France Télécom SA2	5,950,000	200,098
AT&T Inc.	3,138,720	120,213
Singapore Telecommunications Ltd.[2]	30,335,520	86,805
Telefónica, SA2	3,000,000	86,219
Bouygues SA2	675,000	42,884
		2,733,524

UTILITIES — 2.81%
SUEZ SA2	8,498,335	558,467
E.ON AG2	1,750,000	323,890
RWE AG2	2,385,600	293,146
CLP Holdings Ltd.[2]	25,380,000	209,575
Veolia Environnement[2]	2,829,375	197,268
		1,582,346

MISCELLANEOUS — 4.37%
Other common stocks in initial period of acquisition		2,460,419

Total common stocks (cost: $37,409,333,000)		49,675,562

	Principal amount	Market value
Short-term securities — 12.13%	(000)	(000)

Federal Home Loan Bank 1.67%–4.12% due 4/9–12/29/2008	$1,200,583	$1,191,576
Freddie Mac 1.85%–4.22% due 4/10–9/25/2008	1,004,059	996,561
Fannie Mae 1.86%–4.23% due 4/11–9/17/2008	461,900	460,211
General Electric Capital Corp. 2.05%–3.00% due 4/1–12/12/2008	436,300	432,996
BASF AG 2.78%–3.50% due 4/7–5/28/2008[3]	365,800	364,830
AstraZeneca PLC 2.25%–2.96% due 6/6–9/29/2008[3]	282,600	279,912
Nestlé Finance International Ltd. 2.77%–2.83% due 5/14–6/5/2008	180,700	179,849
Nestlé Capital Corp. 2.64% due 8/4/2008[3]	82,900	82,112
UBS Finance (Delaware) LLC 3.205%–4.13% due 5/12–6/23/2008	246,600	245,269
Siemens Capital Co. LLC 2.10%–2.95% due 5/7–5/29/2008[3]	215,300	214,550
U.S. Treasury Bills 1.20%–1.51% due 5/29–9/25/2008	214,000	212,612
American Honda Finance Corp. 2.10%-2.85% due 4/16-5/8/2008	197,625	197,288
Danske Corp. 2.62%–4.475% due 4/7–6/2/2008[3]	149,700	149,436
ING (U.S.) Funding LLC 2.63%–4.56% due 4/1–6/2/2008	129,900	129,615
Barclays U.S. Funding Corp. 3.85%–3.935% due 5/14–6/12/2008	127,200	126,677
ANZ National (International) Ltd. 2.61%–3.05% due 5/2–6/12/2008[3]	121,100	120,699
Eksportfinans ASA 2.20%–2.95% due 5/8–7/9/2008[3]	110,000	109,435
Svenska Handelsbanken Inc. 2.95%–3.80% due 4/17–5/5/2008	105,000	104,775
Toyota Motor Credit Corp. 4.56% due 5/5/2008	100,000	99,708
JPMorgan Chase & Co. 3.00% due 5/5/2008	100,000	99,705
BNP Paribas Finance Inc. 2.638%–4.361% due 4/7–5/27/2008	97,000	96,674
Bank of Ireland 4.33%–4.60% due 4/1–4/9/2008[3]	80,800	80,754
Royal Bank of Scotland Group PLC 4.29% due 4/8/2008	75,000	74,949
AT&T Inc. 2.70%–2.88% due 4/17–5/7/2008[3]	75,000	74,850
Toronto-Dominion Holdings USA Inc. 3.055% due 5/6/2008[3]	75,000	74,775
Swedish Export Credit Corp. 2.77% due 5/20/2008	63,800	63,574
Bank of Scotland PLC 4.20% due 4/10/2008	57,000	56,952
IBM International Group Capital LLC 2.72% due 4/25/2008[3]	54,000	53,898
Société Générale North America, Inc. 4.30%–4.45% due 4/8–4/9/2008	50,900	50,863
HSBC USA Inc. 4.47% due 4/2/2008	50,000	49,992
BMW U.S. Capital LLC 2.20% due 4/21/2008[3]	50,000	49,936
KfW 2.25% due 5/13/2008[3]	50,000	49,866
European Investment Bank 2.725% due 5/5/2008	50,000	49,854
Canadian Imperial Holdings Inc. 3.00% due 5/13/2008	50,000	49,831
Shell International Finance BV 2.06% due 6/27/2008[3]	50,000	49,668
CBA (Delaware) Finance Inc. 4.40% due 4/4/2008	38,500	38,487
Hewlett-Packard Co. 2.86% due 4/4/2008[3]	25,000	24,992
Westpac Banking Corp. 2.96% due 4/4/2008[3]	25,000	24,992
Johnson & Johnson 2.30% due 6/27/2008[3]	12,700	12,616

Total short-term securities (cost: $6,825,808,000)		6,825,339

Total investment securities (cost: $44,235,141,000)		56,500,901
Other assets less liabilities		(212,357)

Net assets		$56,288,544

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,”
 was $27,788,115,000, which represented 49.37% of the net assets of the fund.
3Purchased in transactions exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,835,275,000, which represented 3.26% of the net assets of the fund.
4Represents an affiliated company as defined under the Investment Company Act of 1940.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-907-0508O-S10861

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: June 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: June 6, 2008

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and Principal Financial Officer

Date: June 6, 2008